Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Statement of Comprehensive Income [Abstract]
Food and beverage revenues	$ 256,077	$ 222,508	$ 310,111	$ 298,421	$ 272,606
Amusement and other revenues	283,605	241,700	325,468	309,646	268,939
Total revenues	539,682	464,208	635,579	608,067	541,545
Cost of food and beverage	65,939	55,988	77,577	73,019	65,751
Cost of amusement and other	39,335	35,255	47,437	46,098	41,417
Total cost of products	105,274	91,243	125,014	119,117	107,168
Operating payroll and benefits	126,357	108,716	150,172	145,571	130,875
Other store operating expenses	170,440	150,107	199,537	192,792	175,993
General and administrative expenses	31,462	26,905	36,440	40,356	34,896
Depreciation and amortization expense	52,321	49,333	66,337	63,457	54,277
Pre-opening costs	7,942	5,175	7,040	3,060	4,186
Total operating costs	493,796	431,479	584,540	564,353	507,395
Operating income	45,886	32,729	51,039	43,714	34,150
Interest expense, net	29,826	35,879	47,809	47,634	44,931
Loss on debt retirement	27,578
Income (loss) before provision (benefit) for income taxes	(11,518)	(3,150)	3,230	(3,920)	(10,781)
Benefit for income taxes	(4,494)	(442)	1,061	(12,702)	(3,796)
Net income (loss)	(7,024)	(2,708)	2,169	8,782	(6,985)
Unrealized foreign currency translation gain (loss)	(47)	(176)	(419)	15	42
Total comprehensive income (loss)	(7,071)	(2,884)	1,750	8,797	(6,943)
Net income (loss) per share:
Net income (loss)	$ (7,024)	$ (2,708)	$ 2,169	$ 8,782	$ (6,985)
Basic	$ (0.21)	$ (0.08)	$ 0.07	$ 0.26	$ (0.20)
Diluted	$ (0.21)	$ (0.08)	$ 0.06	$ 0.26	$ (0.20)
Weighted average shares used in per share calculations:
Basic shares	33,763,436	33,186,273	33,187,776	33,186,426	34,478,732
Diluted shares	33,763,436	33,186,273	34,030,115	33,747,535	34,478,732